SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Asset Impairment Charges	$ 0	$ 0
Rental Income, Nonoperating		$ 26,637	$ 19,125
Singapore, Dollars
Uninsured cash balance				$ 1,297,238	$ 1,044,364